PROPERTY, PLANT AND EQUIPMENT - Right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	$ 49,628	$ 55,477
Depreciation expense	9,899	9,375
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	32,795	36,263
Depreciation expense	5,923	5,331
Manufacturing equipment
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	15,916	18,348
Depreciation expense	3,230	3,248
Furniture, office equipment and other
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount	917	866
Depreciation expense	$ 746	$ 796